WARRANTS (Details Narrative)	Dec. 31, 2020 $ / shares
Series B Preferred Stock [Member]
Exercise price of warrants	$ 0.30
Minimum [Member] | Series C Preferred Stock [Member]
Exercise price of warrants	7.50
Maximum [Member] | Series C Preferred Stock [Member]
Exercise price of warrants	$ 15.00